Risk Management - Disclosure of movement in gross exposures and impairment allowance including reconciliation of ECL (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans and advances at amortised cost
Opening/Beginning balance	£ 1,204,773
Closing/Ending balance	1,232,975	£ 1,204,773
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total credit impairment charge for the year	1,866	1,617	£ 1,578
Post write-off recoveries	51	31	17
Financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(80)	(11)
Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	144,827
Closing/Ending balance	150,786	144,827
Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	4,956
Closing/Ending balance	4,952	4,956
Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	19,749
Closing/Ending balance	20,527	19,749
Retail other
Loans and advances at amortised cost
Opening/Beginning balance	3,918
Closing/Ending balance	4,128	3,918
Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	116,204
Closing/Ending balance	121,179	116,204
Loan commitments and financial guarantees
Loans and advances at amortised cost
Opening/Beginning balance	364,004
Closing/Ending balance	359,824	364,004
Financial assets at amortised cost | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	144,827
Write-offs	(1,101)	(1,221)
Closing/Ending balance	150,786	144,827
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Post write-off recoveries	38	28
Net write-offs	1,063	1,193
Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	4,956
Closing/Ending balance	4,952	4,956
Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	19,749
Closing/Ending balance	20,527	19,749
Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	3,918
Closing/Ending balance	4,128	3,918
Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	116,204
Closing/Ending balance	121,179	116,204
Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	50,227
Closing/Ending balance	55,153	50,227
Stage 1 | Financial assets at amortised cost | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	132,198
Closing/Ending balance	138,340	132,198
Stage 1 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	4,529
Closing/Ending balance	4,665	4,529
Stage 1 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	17,295
Closing/Ending balance	18,406	17,295
Stage 1 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	3,324
Closing/Ending balance	3,781	3,324
Stage 1 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	107,050
Closing/Ending balance	111,488	107,050
Stage 1 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	47,068
Closing/Ending balance	54,791	47,068
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	10,591
Closing/Ending balance	10,057	10,591
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	149
Closing/Ending balance	136	149
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	2,146
Closing/Ending balance	1,740	2,146
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	403
Closing/Ending balance	260	403
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	7,893
Closing/Ending balance	7,921	7,893
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	3,159
Closing/Ending balance	362	3,159
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	2,038
Closing/Ending balance	2,389	2,038
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	278
Closing/Ending balance	151	278
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	308
Closing/Ending balance	381	308
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	191
Closing/Ending balance	87	191
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	1,261
Closing/Ending balance	1,770	1,261
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	0
Closing/Ending balance	0	0
Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	4,997	8,362
Business activity in the year	635	634
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	118	264
Final repayments	(747)	(1,024)
Disposals	(10)	(3,227)
Write-offs	(8)	(12)
Closing/Ending balance	4,985	4,997	8,362
Gross exposure | Retail mortgages | Italy
Loans and advances at amortised cost
Disposals		(3,200)
Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	22,306	27,287
Business activity in the year	2,872	1,734
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(763)	1,722
Final repayments	(142)	(141)
Transfers to assets held for sale		(6,241)
Disposals	(308)	(1,115)
Write-offs	(852)	(940)
Closing/Ending balance	23,113	22,306	27,287
Gross exposure | Retail credit cards | General Motors
Loans and advances at amortised cost
Business activity in the year	1,200
Gross exposure | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	3,949	3,411
Business activity in the year	1,179	1,159
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	1,357	1,750
Final repayments	(2,318)	(2,357)
Disposals	0	0
Write-offs	(7)	(14)
Closing/Ending balance	4,160	3,949	3,411
Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	116,995	111,158
Business activity in the year	29,467	29,491
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	4,880	4,161
Final repayments	(28,839)	(27,485)
Transfers to assets held for sale		(59)
Disposals	(124)	(16)
Write-offs	(234)	(255)
Closing/Ending balance	122,145	116,995	111,158
Gross exposure | Corporate loans | General Motors
Loans and advances at amortised cost
Business activity in the year	100
Gross exposure | Other financial assets
Loans and advances at amortised cost
Opening/Beginning balance	169,600
Closing/Ending balance	186,100	169,600
Gross exposure | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Debt securities at amortised cost | Retail credit cards
Loans and advances at amortised cost
Disposals		(200)
Gross exposure | Debt securities at amortised cost | Corporate loans
Loans and advances at amortised cost
Disposals	124	(16)
Gross exposure | Financial assets at amortised cost | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	148,247
Closing/Ending balance	154,403	148,247
Gross exposure | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	4,997
Closing/Ending balance	4,985	4,997
Gross exposure | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	22,306
Closing/Ending balance	23,113	22,306
Gross exposure | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	3,949
Closing/Ending balance	4,160	3,949
Gross exposure | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	116,995
Closing/Ending balance	122,145	116,995
Gross exposure | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	50,247
Closing/Ending balance	55,172	50,247
Gross exposure | Trade receivables | Retail credit cards | United States
Loans and advances at amortised cost
Disposals		(900)
Gross exposure | Stage 1 | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	132,689
Closing/Ending balance	138,892	132,689
Gross exposure | Stage 1 | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	4,537	7,257
Business activity in the year	635	632
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	135	197
Final repayments	(653)	(893)
Disposals	0	(2,453)
Write-offs	0	0
Closing/Ending balance	4,674	4,537	7,257
Gross exposure | Stage 1 | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	17,629	22,315
Business activity in the year	2,575	1,508
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(980)	1,039
Final repayments	(81)	(108)
Transfers to assets held for sale		(5,495)
Disposals	0	(691)
Write-offs	0	0
Closing/Ending balance	18,801	17,629	22,315
Gross exposure | Stage 1 | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	3,329	2,734
Business activity in the year	1,155	1,159
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	1,176	1,640
Final repayments	(1,826)	(2,003)
Disposals	0	0
Write-offs	0	0
Closing/Ending balance	3,788	3,329	2,734
Gross exposure | Stage 1 | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	107,194	100,956
Business activity in the year	28,266	28,497
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	4,088	3,957
Final repayments	(27,104)	(25,406)
Transfers to assets held for sale		(49)
Disposals	(1)	(12)
Write-offs	0	0
Closing/Ending balance	111,629	107,194	100,956
Gross exposure | Stage 1 | Other financial assets
Loans and advances at amortised cost
Opening/Beginning balance	168,300
Closing/Ending balance	184,400	168,300
Gross exposure | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	(92)	(231)
Gross exposure | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	(1,047)	(1,503)
Gross exposure | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	(107)	(221)
Gross exposure | Stage 1 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	(2,685)	(2,586)
Gross exposure | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	80	91
Gross exposure | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	1,208	1,170
Gross exposure | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	80	86
Gross exposure | Stage 1 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	2,417	2,098
Gross exposure | Stage 1 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	(27)	(82)
Gross exposure | Stage 1 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(515)	(616)
Gross exposure | Stage 1 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	(75)	(148)
Gross exposure | Stage 1 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(692)	(404)
Gross exposure | Stage 1 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	59	19
Gross exposure | Stage 1 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	12	10
Gross exposure | Stage 1 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	56	82
Gross exposure | Stage 1 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	146	143
Gross exposure | Stage 1 | Financial assets at amortised cost | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	132,689
Closing/Ending balance	138,892	132,689
Gross exposure | Stage 1 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	4,537
Closing/Ending balance	4,674	4,537
Gross exposure | Stage 1 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	17,629
Closing/Ending balance	18,801	17,629
Gross exposure | Stage 1 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	3,329
Closing/Ending balance	3,788	3,329
Gross exposure | Stage 1 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	107,194
Closing/Ending balance	111,629	107,194
Gross exposure | Stage 1 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	47,077
Closing/Ending balance	54,801	47,077
Gross exposure | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	11,654
Closing/Ending balance	11,093	11,654
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	150	389
Business activity in the year	0	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	2	(2)
Final repayments	(14)	(45)
Disposals	(1)	(313)
Write-offs	0	0
Closing/Ending balance	136	150	389
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	2,953	3,450
Business activity in the year	237	206
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	262	728
Final repayments	(29)	(32)
Transfers to assets held for sale		(689)
Disposals	0	(175)
Write-offs	0	0
Closing/Ending balance	2,536	2,953	3,450
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	404	369
Business activity in the year	24	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	158	36
Final repayments	(313)	(130)
Disposals	0	0
Write-offs	0	0
Closing/Ending balance	265	404	369
Gross exposure | Lifetime expected credit losses | Stage 2 | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	8,147	8,967
Business activity in the year	976	811
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	842	198
Final repayments	(1,695)	(1,937)
Transfers to assets held for sale		(9)
Disposals	(2)	(2)
Write-offs	0	0
Closing/Ending balance	8,156	8,147	8,967
Gross exposure | Lifetime expected credit losses | Stage 2 | Other financial assets
Loans and advances at amortised cost
Opening/Beginning balance	1,100
Closing/Ending balance	1,600	1,100
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	92	231
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	1,047	1,503
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	107	221
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	2,685	2,586
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	(80)	(91)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	(1,208)	(1,170)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	(80)	(86)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	(2,417)	(2,098)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	(15)	(30)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(731)	(876)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	(35)	(53)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(505)	(392)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	2	11
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	5	8
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	47
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	125	23
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	11,654
Closing/Ending balance	11,093	11,654
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	150
Closing/Ending balance	136	150
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	2,953
Closing/Ending balance	2,536	2,953
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	404
Closing/Ending balance	265	404
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	8,147
Closing/Ending balance	8,156	8,147
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	3,170
Closing/Ending balance	371	3,170
Gross exposure | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	3,904
Closing/Ending balance	4,418	3,904
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	310	716
Business activity in the year	0	2
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(19)	69
Final repayments	(80)	(86)
Disposals	(9)	(461)
Write-offs	(8)	(12)
Closing/Ending balance	175	310	716
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	1,724	1,522
Business activity in the year	60	20
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(45)	(45)
Final repayments	(32)	(1)
Transfers to assets held for sale		(57)
Disposals	(308)	(249)
Write-offs	(852)	(940)
Closing/Ending balance	1,776	1,724	1,522
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	216	308
Business activity in the year	0	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	23	74
Final repayments	(179)	(224)
Disposals	0	0
Write-offs	(7)	(14)
Closing/Ending balance	107	216	308
Gross exposure | Lifetime expected credit losses | Stage 3 | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	1,654	1,235
Business activity in the year	225	183
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(50)	6
Final repayments	(40)	(142)
Transfers to assets held for sale		(1)
Disposals	(121)	(2)
Write-offs	(234)	(255)
Closing/Ending balance	2,360	1,654	1,235
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	42	112
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	1,246	1,492
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	110	201
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	1,197	796
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	(61)	(30)
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(17)	(18)
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	(56)	(129)
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(271)	(166)
Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	3,904
Closing/Ending balance	4,418	3,904
Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	310
Closing/Ending balance	175	310
Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	1,724
Closing/Ending balance	1,776	1,724
Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	216
Closing/Ending balance	107	216
Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	1,654
Closing/Ending balance	2,360	1,654
Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	0
Closing/Ending balance	0	0
Accumulated impairment
Loans and advances at amortised cost
Opening/Beginning balance	(3,860)
Closing/Ending balance	(4,034)	(3,860)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(118)	(39)
ECL charge on assets held for sale	181	74
Total exchange and other adjustments	233	71
Accumulated impairment | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1,598	1,563
Accumulated impairment | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	(41)	(360)
Business activity in the year	(1)	(1)
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(7)	(47)
Final repayments	2	5
Disposals	6	350
Write-offs	8	12
Closing/Ending balance	(33)	(41)	(360)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	6	43
Accumulated impairment | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	(2,557)	(2,776)
Business activity in the year	(202)	(110)
Refinements to models used for calculation	12	(11)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(1,002)	(1,199)
Final repayments	41	20
Transfers to assets held for sale		271
Disposals	270	308
Write-offs	852	940
Closing/Ending balance	(2,586)	(2,557)	(2,776)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1,151	1,300
Accumulated impairment | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	(31)	(45)
Business activity in the year	0	(1)
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(16)	(13)
Final repayments	8	14
Disposals	0	0
Write-offs	7	14
Closing/Ending balance	(32)	(31)	(45)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	8	0
Accumulated impairment | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	(791)	(836)
Business activity in the year	(96)	(92)
Refinements to models used for calculation	89	(69)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(500)	(194)
Final repayments	74	135
Transfers to assets held for sale		5
Disposals	24	5
Write-offs	234	255
Closing/Ending balance	(966)	(791)	(836)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	433	220
Accumulated impairment | Corporate loans | Barclays Investment Bank
Loans and advances at amortised cost
Refinements to models used for calculation	89
Accumulated impairment | Loan commitments and financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(22)	(53)
Accumulated impairment | Other financial assets
Loans and advances at amortised cost
Opening/Beginning balance	(150)
Closing/Ending balance	(145)	(150)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(5)	5
Accumulated impairment | Debt securities at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(1)	(4)
Accumulated impairment | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Financial assets at amortised cost | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	(3,420)
Closing/Ending balance	(3,617)	(3,420)
Accumulated impairment | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	(41)
Closing/Ending balance	(33)	(41)
Accumulated impairment | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	(2,557)
Closing/Ending balance	(2,586)	(2,557)
Accumulated impairment | Financial assets at amortised cost | Retail credit cards | United States
Loans and advances at amortised cost
Refinements to models used for calculation	12	(11)
Accumulated impairment | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	(31)
Closing/Ending balance	(32)	(31)
Accumulated impairment | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	(791)
Closing/Ending balance	(966)	(791)
Accumulated impairment | Financial assets at amortised cost | Corporate loans | Barclays Investment Bank
Loans and advances at amortised cost
Refinements to models used for calculation		(69)
Accumulated impairment | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	(20)
Closing/Ending balance	(19)	(20)
Accumulated impairment | Stage 1
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	10	(20)
Accumulated impairment | Stage 1 | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	(491)
Closing/Ending balance	(552)	(491)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	62	(28)
Accumulated impairment | Stage 1 | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	(8)	(11)
Business activity in the year	(1)	(1)
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	1	2
Final repayments	1	1
Disposals	0	5
Write-offs	0	0
Closing/Ending balance	(9)	(8)	(11)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1	2
Accumulated impairment | Stage 1 | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	(334)	(412)
Business activity in the year	(75)	(33)
Refinements to models used for calculation	(68)	(5)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	299	280
Final repayments	5	7
Transfers to assets held for sale		64
Disposals	0	20
Write-offs	0	0
Closing/Ending balance	(395)	(334)	(412)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	61	6
Accumulated impairment | Stage 1 | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	(5)	(8)
Business activity in the year	0	(1)
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(4)	0
Final repayments	3	4
Disposals	0	0
Write-offs	0	0
Closing/Ending balance	(7)	(5)	(8)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	2	(3)
Accumulated impairment | Stage 1 | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	(144)	(179)
Business activity in the year	(40)	(39)
Refinements to models used for calculation	65	(18)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(14)	76
Final repayments	24	40
Transfers to assets held for sale		1
Disposals	1	1
Write-offs	0	0
Closing/Ending balance	(141)	(144)	(179)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(2)	(33)
Accumulated impairment | Stage 1 | Loan commitments and financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(23)	(12)
Accumulated impairment | Stage 1 | Other financial assets
Loans and advances at amortised cost
Opening/Beginning balance	(17)
Closing/Ending balance	(17)	(17)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	0	3
Accumulated impairment | Stage 1 | Debt securities at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1	2
Accumulated impairment | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	35	51
Accumulated impairment | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Stage 1 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	11	15
Accumulated impairment | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	(3)
Accumulated impairment | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	(268)	(321)
Accumulated impairment | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Stage 1 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	(46)	(42)
Accumulated impairment | Stage 1 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Stage 1 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	20	24
Accumulated impairment | Stage 1 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Stage 1 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	4	2
Accumulated impairment | Stage 1 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	(2)	(1)
Accumulated impairment | Stage 1 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(9)	(9)
Accumulated impairment | Stage 1 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	(1)	0
Accumulated impairment | Stage 1 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(2)	(1)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	(491)
Closing/Ending balance	(552)	(491)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	(8)
Closing/Ending balance	(9)	(8)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	(334)
Closing/Ending balance	(395)	(334)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	(5)
Closing/Ending balance	(7)	(5)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	(144)
Closing/Ending balance	(141)	(144)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	(9)
Closing/Ending balance	(10)	(9)
Accumulated impairment | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(26)	23
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	(1,063)
Closing/Ending balance	(1,036)	(1,063)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(24)	(150)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	(1)	(28)
Business activity in the year	0	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	0	(9)
Final repayments	0	1
Disposals	1	29
Write-offs	0	0
Closing/Ending balance	0	(1)	(28)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	0	2
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	(807)	(1,138)
Business activity in the year	(87)	(59)
Refinements to models used for calculation	81	(2)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(508)	(506)
Final repayments	10	13
Transfers to assets held for sale		161
Disposals	0	69
Write-offs	0	0
Closing/Ending balance	(796)	(807)	(1,138)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(11)	(101)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	(1)	(2)
Business activity in the year	0	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(4)	0
Final repayments	0	1
Disposals	0	0
Write-offs	0	0
Closing/Ending balance	(5)	(1)	(2)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	4	(1)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	(254)	(309)
Business activity in the year	(37)	(34)
Refinements to models used for calculation	24	(51)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(81)	0
Final repayments	49	92
Transfers to assets held for sale		3
Disposals	2	2
Write-offs	0	0
Closing/Ending balance	(235)	(254)	(309)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(17)	(50)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loan commitments and financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(6)	(23)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Other financial assets
Loans and advances at amortised cost
Opening/Beginning balance	(7)
Closing/Ending balance	(8)	(7)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1	6
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Debt securities at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(2)	(6)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	(35)	(51)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	(11)	(15)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	3
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	268	321
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	46	42
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	3
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	286	390
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	28	21
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(4)	(5)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(1)	(5)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	(1,063)
Closing/Ending balance	(1,036)	(1,063)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	(1)
Closing/Ending balance	0	(1)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	(807)
Closing/Ending balance	(796)	(807)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	(1)
Closing/Ending balance	(5)	(1)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	(254)
Closing/Ending balance	(235)	(254)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	(11)
Closing/Ending balance	(9)	(11)
Accumulated impairment | Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(102)	(42)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	(1,866)
Closing/Ending balance	(2,029)	(1,866)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1,560	1,741
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	(32)	(321)
Business activity in the year	0	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(8)	(40)
Final repayments	1	3
Disposals	5	316
Write-offs	8	12
Closing/Ending balance	(24)	(32)	(321)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	5	39
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	(1,416)	(1,226)
Business activity in the year	(40)	(18)
Refinements to models used for calculation	(1)	(4)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(793)	(973)
Final repayments	26	0
Transfers to assets held for sale		46
Disposals	270	219
Write-offs	852	940
Closing/Ending balance	(1,395)	(1,416)	(1,226)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1,101	1,395
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	(25)	(35)
Business activity in the year	0	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(8)	(13)
Final repayments	5	9
Disposals	0	0
Write-offs	7	14
Closing/Ending balance	(20)	(25)	(35)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	2	4
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	(393)	(348)
Business activity in the year	(19)	(19)
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(405)	(270)
Final repayments	1	3
Transfers to assets held for sale		1
Disposals	21	2
Write-offs	234	255
Closing/Ending balance	(590)	(393)	£ (348)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	452	303
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Loan commitments and financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	7	(18)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(6)	(4)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Debt securities at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	(3)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(306)	(414)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(32)	(23)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	2	1
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	13	14
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	1	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	3	6
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	(1,866)
Closing/Ending balance	(2,029)	(1,866)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	(32)
Closing/Ending balance	(24)	(32)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	(1,416)
Closing/Ending balance	(1,395)	(1,416)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	(25)
Closing/Ending balance	(20)	(25)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	(393)
Closing/Ending balance	(590)	(393)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	0
Closing/Ending balance	£ 0	£ 0